Income Taxes (Details) - Schedule of loss before income taxes - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of loss before Income Taxes [Abstract]
Domestic	$ (12,426,000)	$ (30,874,000)	$ (47,959,000)
Foreign	(49,677,000)	(53,111,000)	(36,628,000)
Loss before income taxes	$ (62,103,000)	$ (83,985,000)	$ (84,587,000)